PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,313,066	$ 571,564
Less: accumulated depreciation	(335,407)	(93,489)
Property and equipment, net	1,977,659	478,075
Depreciation of expenses	259,307	63,981
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,583,641
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	566,963	571,564
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 162,462